Share-Based Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Payment Arrangements Text Block Abstract
Total earnout shares (in Shares)	357,105	233,744
Share-based payments expense	$ 2,754	$ 1,871	$ 450